RELATED PARTIES - Accounts receivable from and accounts payable to related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Impairment recognized for bad or doubtful debts from related parties	₽ 0
Expenses recognized for bad or doubtful debts from related parties	0	₽ 0
Total accounts receivable, related parties	16,659	8,930
Less non-current portion	(10,787)	(2,545)
Accounts receivable, current	5,872	6,385
Total accounts payable, related parties	558	1,301
Business Nedvizhimost
RELATED PARTIES
Total accounts receivable, related parties	9,517	2,561
Total accounts payable, related parties	191	34
Sistema
RELATED PARTIES
Total accounts receivable, related parties	5,267	2
Sitronics
RELATED PARTIES
Total accounts receivable, related parties	680	1,107
Zifrovoe TV
RELATED PARTIES
Total accounts receivable, related parties	392	764
Total accounts payable, related parties	100	44
MTS Belarus
RELATED PARTIES
Total accounts receivable, related parties	194	4,095
Total accounts payable, related parties	5	678
TelecomCapStroi
RELATED PARTIES
Total accounts payable, related parties	55	237
Moscow Business Incubator
RELATED PARTIES
Total accounts payable, related parties	56	152
Yahont
RELATED PARTIES
Total accounts payable, related parties	78
Other related parties
RELATED PARTIES
Total accounts receivable, related parties	609	401
Total accounts payable, related parties	₽ 73	₽ 156